Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of other accrued liabilities
	March 31,
	2022	2023

Accrued expenses	$1,645	$587
Others	1,305	1,402
	$2,950	$1,989